GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Jan. 02, 2016
Goodwill and Other Intangibles Resulting from Business Acquisitions
Goodwill and Other Intangibles Resulting from Business Acquisitions

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Goodwill

        Results from our annual goodwill impairment test in the fourth quarter of 2015 indicated that no impairment occurred in 2015. The fair value of these assets was primarily based on Level 3 inputs.

        Changes in the net carrying amount of goodwill for 2015 and 2014 by reportable segment were as follows:

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Total

Goodwill as of December 28, 2013	$334.8	$423.7	$758.5
Translation adjustments	(28.2)	(8.7)	(36.9)

Goodwill as of January 3, 2015	306.6	415.0	721.6
Acquisition adjustments	–	(.4)	(.4)
Translation adjustments	(28.7)	(6.3)	(35.0)

Goodwill as of January 2, 2016	$277.9	$408.3	$686.2

        The carrying amounts of goodwill at January 2, 2016 and January 3, 2015 were net of accumulated impairment losses of $820 million, which were included in our RBIS reportable segment.

        There was no goodwill associated with our Vancive Medical Technologies reportable segment.

Indefinite-Lived Intangible Assets

        In the third quarter of 2014, we determined that there was a need to conduct an interim impairment test of our indefinite-lived intangible assets, consisting of certain trade names and trademarks. The factors considered included a shortfall in 2014 full-year projected revenue and a reduction in 2015 projected revenue associated with these assets. The interim impairment test indicated that the fair value of our indefinite-lived intangible assets was less than their carrying value, which resulted in a non-cash asset impairment charge of $3 million. This charge was recorded in "Other expense, net" in the Consolidated Statements of Income and included in our RBIS reportable segment. Results from our annual impairment test in the fourth quarter of 2014 indicated that no further impairment had occurred related to indefinite-lived intangible assets. The fair value of these assets was primarily based on Level 3 inputs.

        Results from our annual indefinite-lived intangible assets impairment test in the fourth quarter of 2015 indicated that no impairment occurred in 2015.

        The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trade names and trademarks, was $7.8 million and $7.9 million at January 2, 2016 and January 3, 2015, respectively.

Finite-Lived Intangible Assets

        The following table sets forth our finite-lived intangible assets resulting from business acquisitions at January 2, 2016 and January 3, 2015, which continue to be amortized:

	2015			2014
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$224.3	$193.9	$30.4	$228.9	$180.2	$48.7
Patents and other acquired technology	49.0	45.3	3.7	49.0	42.7	6.3
Trade names and trademarks	22.0	18.7	3.3	24.0	20.5	3.5
Other intangibles	11.8	11.2	.6	12.3	11.3	1.0

Total	$307.1	$269.1	$38.0	$314.2	$254.7	$59.5

        Amortization expense from continuing operations for finite-lived intangible assets resulting from business acquisitions was $20.5 million for 2015, $24.4 million for 2014, and $28.5 million for 2013.

        The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2016	$18.5
2017	9.8
2018	2.7
2019	1.7
2020	1.2